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Davis Government Bond Fund A series of Davis Series, Inc. Class / Ticker: A (RFBAX), B (VRPFX), C (DGVCX), Y (DGVYX)

SUMMARY PROSPECTUS May 1, 2010

Before you invest, you may want to review Davis Government Bond Fund’s statutory prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s statutory prospectus and other information about the fund online at www.davisfunds.com/prospectus.html. You can also get this information at no cost by calling 1-800-279-0279. The current statutory prospectus and statement of additional information dated May 1, 2010, and most recent shareholder report are incorporated by reference into this summary prospectus. Click here to view the fund’s statutory prospectus or statement of additional information.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Investment Objective

Davis Government Bond Fund’s investment objective is current income.

Fees and Expenses of the Davis Government Bond Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the “How to Choose a Share Class, Class A shares” section of the fund’s statutory prospectus on page 62 and in the “Selecting the Appropriate Class of Shares” section of the fund’s statement of additional information on page 51.

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	shares	shares	shares	shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. If you buy Class A shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	0.50%	4.00%	1.00%	None

Redemption Fee (as a percentage of total redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that you pay each year as a percentage of the value of your investment)	shares	shares	shares	shares

Management Fees	0.30%	0.30%	0.30%	0.30%

Distribution and/or service (12b-1) Fees	0.18%	1.00%	1.00%	0.00%

Other Expenses	0.24%	0.35%	0.28%	0.34%

Total Annual Operating Expenses	0.72%	1.65%	1.58%	0.64%

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Davis Government Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Class B shares’ expenses for the 10 year period include three years of Class A shares’ expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you sell your shares in:	1 Year	3 Years	5 Years	10 Years

Class A shares	$545	$694	$857	$1,327

Class B shares	$568	$820	$1,097	$1,589

Class C shares	$261	$499	$860	$1,878

Class Y shares	$65	$205	$357	$798

You would pay the following expenses if you did not redeem your shares:	1 Year	3 Years	5 Years	10 Years

Class A shares	$545	$694	$857	$1,327

Class B shares	$168	$520	$897	$1,589

Class C shares	$161	$499	$860	$1,878

Class Y shares	$65	$205	$357	$798

Portfolio Turnover

The Davis Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Summary Prospectus • May 1, 2010 • Davis Government Bond Fund • 1 of 4

Principal Investment Strategies

Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the fund’s portfolio will maintain a weighted average maturity of three years or less.

Principal Risks of Investing in the Davis Government Bond Fund

Investors in Davis Government Bond Fund should have a long-term perspective and be able to tolerate moderate to sharp declines in value. The principal risks of investing in the fund are:

Variable Current Income: The income which the fund pays to investors is not stable.

Interest Rate Sensitivity: If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security generally declines.

Extension and Prepayment risk: Extension risk occurs when borrowers maintain their existing mortgages until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their mortgages more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.

Fees and Expenses risk: All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance Results

The bar chart below provides some indication of the risks of investing in the Davis Government Bond Fund by showing how the fund’s investment results have varied from year to year. The following table shows how the fund’s average annual total returns for various periods compare to those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated information on the fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Davis Government Bond Fund
Annual Total Returns for Class A Shares
for the years ended December 31

2000	9.81
2001	6.27
2002	8.66
2003	0.10
2004	0.17
2005	0.98
2006	3.73
2007	5.45
2008	4.38
2009	3.37

Highest/Lowest quarterly results during this time period were:
Highest quarter  4.51% September 30, 2001
Lowest quarter  (2.77)% June 30, 2004

Davis Government Bond Fund Average Annual Total Returns for the periods ended December 31, 2009
(with maximum sales charge)

	Past 1 Year		Past 5 Years	Past 10 Years

Class A shares return before taxes	(1	.51)%	2.57%	3.74%

Class A shares return after taxes on distributions	(2	.58)%	1.39%	2.38%

Class A shares return after taxes on distributions and sale of fund shares	(0	.99)%	1.49%	2.36%

Class B shares return before taxes	(1	.58)%	2.43%	3.72%

Class C shares return before taxes	1.49%		2.76%	3.45%

Class Y shares return before taxes	3.44%		3.64%	4.42%

Citigroup U.S. Treasury/Agency 1-3 Year Index reflects no deduction for fees, expenses or taxes	1.16%		4.16%	4.63%

Summary Prospectus • May 1, 2010 • Davis Government Bond Fund • 2 of 4

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares as of December 31, 2009

30-Day SEC Yield	2.84%

You can obtain Davis Government Bond Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Investment Adviser

Davis Selected Advisers, L.P. serves as Davis Government Bond Fund’s investment adviser.

Sub-Adviser

Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the fund’s sub-adviser.

Portfolio Manager

Portfolio Manager	Primary Title with Investment
Experience with this Fund	Adviser or Sub-Adviser

Creston King Since August 1999	Vice President, Davis Selected Advisers-NY

Purchase and Sale of Fund Shares

	Class A, B and C shares	Class Y shares

Minimum Initial Investment	$1,000	$5,000,000	(1)

Minimum Additional Investment	$25	$25

(1) Class Y shares may only be purchased by certain institutions. The minimum investment may vary depending on the type of institution.

You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds c/o State Street Bank and Trust Company, P.O. Box 8406, Boston, MA 02266-8406, telephoning 1-800-279-0279 or accessing Davis Funds’ website (www.davisfunds.com).

Tax Information

Distributions may be taxed as ordinary income or capital gains by federal, state and local authorities.

Summary Prospectus • May 1, 2010 • Davis Government Bond Fund • 3 of 4

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Davis Government Bond Fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the fund’s statutory prospectus or statement of additional information.

Investment Company Act File No. 811-2679

Summary Prospectus • May 1, 2010 • Davis Government Bond Fund •

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Davis Advisors 2949 East Elvira Road, Suite 101 Tucson, AZ 85756 800-279-0279 davisfunds.com